UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 		MOLLER FINANCIAL SERVICES
Address: 	ONE NORTHFIELD PLAZA
		Suite 200
		NORTHFIELD, IL 60093

13F File Number: 28-13687

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: 	JOHN NOWAK
Title: 	CHIEF COMPLIANCE OFFICER
Phone: 	847-234-7575
Signature, Place, and Date of Signing:
JOHN NOWAK	NORTHFIELD, ILLINOIS	January 31, 2012

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 38
Form 13F Information Table Value Total: $105,711

List of Other Included Managers:
NONE

FORM 13F INFORMATION TABLE
									VALUE 		SHARES/ SH/ 	PUT/	INVSTMT	OTHER 		VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS		CUSIP		(x$1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
------------------------------- ---------------- 	----------	---------	------- ----	----	-----------------	------- ------- ------
AMGEN INC 			COM			031162100	1082		16865	SH		SOLE			8330	0	8535
AT&T INC 			COM			00206R102	639		21145	SH		SOLE			10633	0	10512
CME GROUP INC 			COM			12572Q105	528		2167	SH		SOLE			1732	0	435
CONOCOPHILLIPS 			COM			20825C104	411		5653	SH		SOLE			5653	0	0
DU PONT E I DE NEMOURS & CO 	COM			263534109	797		17428	SH		SOLE			17428	0	0
EXXON MOBIL CORP 		COM			30231G102	672		7939	SH		SOLE			5434	0	2505
GENERAL ELECTRIC CO 		COM			369604103	694		38772	SH		SOLE			38372	0	400
HEINZ H J CO 			COM			423074103	599		11100	SH		SOLE			10000	0	1100
ILLINOIS TOOL WKS INC		COM			452308109	786		16848	SH		SOLE			0	0	16848
ISHARES TR			BARCLYS TIPS BD		464287176	2020		17315	SH		SOLE			10784	0	6531
ISHARES TR 			S&P 500 INDEX		464287200	7089		56286	SH		SOLE			43378	0	12908
ISHARES TR 			IBOXX INV CPBD		464287242	884		7773	SH		SOLE			7773	0	0
ISHARES TR 			S&P NA NAT RES		464287374	11364		299075	SH		SOLE			236708	0	62367
ISHARES TR 			MSCI EAFE INDEX		464287465	2285		46142	SH		SOLE			25642	0	20500
ISHARES TR 			S&P MIDCAP 400		464287507	901		10289	SH		SOLE			10289	0	0
ISHARES TR 			RUSSELL 2000		464287655	10538		142892	SH		SOLE			117328	0	25564
ISHARES TR 			S&P SMLCAP 600		464287804	503		7369	SH		SOLE			7369	0	0
JPMORGAN CHASE & CO 		COM			46625H100	1160		34889	SH		SOLE			18716	0	16173
JOHNSON & JOHNSON 		COM			478160104	792		12083	SH		SOLE			11183	0	900
KENNAMETAL INC			COM			489170100	219		6000	SH		SOLE			6000	0	0
MARSH & MCLENNAN COS INC	COM			571748102	455		14400	SH		SOLE			0	0	14400
POWERSHARES GLOBAL ETF TRUST	FDM HG YLD RAFI		73936T557	4140		224171	SH		SOLE			148506	0	75665
PRICE T ROWE GROUP INC 		COM			74144T108	455		8000	SH		SOLE			8000	0	0
PROCTER & GAMBLE CO 		COM			742718109	811		12161	SH		SOLE			9706	0	2455
SPDR SERIES TRUST 		DJ REIT ETF		78464A607	1911		29684	SH		SOLE			22878	0	6806
SARA LEE CORP 			COM			803111103	189		10000	SH		SOLE			10000	0	0
VANGUARD BD INDEX FD INC 	TOTAL BND MRKT		921937835	1561		18694	SH		SOLE			11216	0	7478
VANGUARD TAX-MANAGED INTL FD 	MSCI EAFE ETF		921943858	5222		170516	SH		SOLE			150632	0	19884
VANGUARD INTL EQUITY INDEX F 	MSCI EMR MKT ETF	922042858	4900		128255	SH		SOLE			104319	0	23936
VANGUARD INDEX FDS		REIT ETF		922908553	10680		184154	SH		SOLE			140157	0	43997
VANGUARD INDEX FDS		LARGE CAP ETF		922908637	11853		206874	SH		SOLE			158652	0	48222
VANGUARD INDEX FDS		SMALL CP ETF		922908751	8032		115295	SH		SOLE			92160	0	23135
WISDOMTREE TRUST		LARGECAP DIVID		97717W307	1291		26350	SH		SOLE			19174	0	7176
WISDOMTREE TRUST		EMERG MKTS ETF		97717W315	2030		39597	SH		SOLE			23480	0	16117
WISDOMTREE TRUST		SMLCAP EARN FD		97717W562	1173		23324	SH		SOLE			23324	0	0
WISDOMTREE TRUST		EARNING 500 FD		97717W588	1149		26109	SH		SOLE			26109	0	0
WISDOMTREE TRUST		SMALLCAP DIVID		97717W604	908		20232	SH		SOLE			0	0	20232
WISDOMTREE TRUST		DEFA FD			97717W703	4988		121907	SH		SOLE			98848	0	23059